Goodwill (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 160,086,184	$ 129,447,840	$ 203,603,490
CHILE
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 145,087
Perpetual growth	3.00%
Discount rate	8.26%
ARGENTINA
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 32,089
Perpetual growth	4.00%
Discount rate	20.03%
URUGUAY
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 2,553
Perpetual growth	5.00%
Discount rate	9.26%
PARAGUAY
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 10,367
Perpetual growth	4.00%
Discount rate	10.71%
BOLIVIA
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2024	$ 3,364
Perpetual growth	4.38%
Discount rate	15.91%